NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund

Supplement dated May 7, 2019
to the Summary Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the information under the section entitled “Portfolio Manager” on page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Phillip N. Davidson, CFA	Senior Vice President and Executive Portfolio Manager	Since 2009
Kevin Toney, CFA	CIO – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since 2009
Michael Liss, CFA, CPA	Vice President and Senior Portfolio Manager	Since 2009
Brian Woglom, CFA	Vice President and Senior Portfolio Manager	Since 2014
Philip Sundell, CFA	Portfolio Manager	Since 2017

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE